Concentration Risk (Tables)	6 Months Ended
Jun. 30, 2023
Concentration Risk [Abstract]
Schedule of Group’s Total Revenue	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.
	For the Six Month Ended June 30,
	2022	2023
Percentage of the Group’s total revenue
Customer A	20%	19%
Customer B	* %	17%
Customer C	18	*
Customer D	11%	*
*	represent percentage less than 10%

Schedule of Group’s Total Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	December 31,	June 30,
	2022	2023
Percentage of the Group’s accounts receivable
Customer E	33%	16%
Customer C	30%	16%
Customer F	10%	13%
Customer D	*	10%

*	represent percentage less than 10%

Schedule of Group’s Total Purchase	The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchases:
	For the Six Month Ended June 30,
	2022	2023
Percentage of the Group’s total purchase
Supplier A	12%	17%
Supplier B	23%	13%
Supplier C	18%	*
*	represent percentage less than 10%